Other Receivables	6 Months Ended
Jun. 30, 2022
Other Receivables [Abstract]
OTHER RECEIVABLES

6. OTHER RECEIVABLES

Other receivables consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Other receivables	$770,356	$678,983
Less: allowance for credit losses	24,392	22,148
	$745,964	$656,835